Long Term Debt (Details) - Schedule of Aggregate Maturities of Long-Term Debt ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)
Schedule of Aggregate Maturities of Long Term Debt [Abstract]
2024	[1]	₨ 24,028		$ 292.3
2025	[1]	43,840		533.4
2026	[1]	10,351		125.9
2027	[1]	39,013		474.7
2028	[1]	4,707		57.3
Thereafter	[1]	52,951		644.2
Total: aggregate maturities of long-term debt	[1]	174,890		2,127.8
Less: carrying value of unamortized debt financing costs	[1]	(1,010)		(12.3)
Net maturities of long-term debt	[1]	173,880		2,115.5
Less: current portion of long-term debt		9,414	[1]	114.5	[1]	₨ 9,209
Long-term debt	[1]	₨ 164,466		$ 2,001.0

[1]	Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 31, 2023 as per Reserve Bank of India.